Document and Entity Information	Jul. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 23, 2024
Entity File Number	001-07349
Entity Registrant Name	BALL CORPORATION
Entity Central Index Key	0000009389
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-0160610
Entity Address, Address Line One	9200 W. 108th Circle
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021-2510
City Area Code	303
Local Phone Number	469-3131
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	BALL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false